UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

			Schedule of Investments
			September 30, 2004
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
4,000	Sifco Industries, Inc. *	7,600	13,400	0.22%

Apparel/Accessories
3,000	Delta Apparel	46,069	71,400	1.15%

Chemical Distribution
15,600	Arrow Magolia *	25,649	23,712	0.38%

Electric Housewares
2,200	National Presto Industries, Inc.	89,068	92,004	1.48%

Financial Services
100,000	Cadus Corp*	160,657	161,000
200	Capital Southwest	11,508	15,200
65,000	Equidyne*	41,050	29,900
42,700	Kent Financial*	100,114	86,254
1,000	MFC Bancorp*	19,040	18,340
20,200	Medallion Financial Services, Inc.	153,406	182,810
31,000	MVC Capital	251,369	290,470
18,700	Paulson Financial *	115,920	108,647
3,000	Refac*	14,856	13,980
		867,920	906,601	14.60%
Food Processing
4,500	Golden Enterprises, Inc.	9,900	12,285	0.20%

Footware
92,700	Barrry R G Corp. *	189,621	238,239	3.84%

Furniture & Fixtures
13,900	Reconditioned Systems *	24,980	20,850	0.34%

Instruments For Measurement, Display, and Control
25,800	Electro Sensors, Inc.	116,078	103,458	1.67%

Insurance
14,500	SCPIE Holdings, Inc. *	130,041	130,065	2.09%

IT Services
28,300	Technology Solutions Company	24,755	24,338	0.39%

Manufacturing of Hook Loop Fasteners
200	Velcro Industries NV	2,449	2,300	0.04%

Manufacturing Housing
500	Liberty Homes, Inc.	2,085	2,250
48,000	Southern Energy Homes *	106,489	212,160
		108,574	214,410	3.45%
Metals Distribution
2,000	Friedman Industries	5,873	12,300	0.20%

Machine Tools & Machinery
5,900	Hardinge, Inc.	44,686	61,537	0.99%

Patent Owners & Lessors
65,500	Opti, Inc.*	97,690	88,425	1.42%

Conglomerate
45,200	Regency Affiliates *	278,594	277,980
5,400	United Capital *	103,571	123,390
		382,165	401,370	6.46%
Retail
6,000	Deb Shops, Inc.	111,276	146,400
90,000	United Retail Group, Inc. *	199,352	233,100
		310,628	379,500	6.11%

Ship & Boat Building & Repairing
41,400	Conrad Ind. *	91,811	79,488	1.28%

Specialty Coatings
9,800	CFC International, Inc. *	$ 68,204	$ 68,600	1.10%

Sporting & Athletic Goods
200	Callaway Golf Co.	2,252	2,114	0.03%

Textile & Mill Products
51,000	Delta Woodside Industries, Inc.*	56,979	34,170
82,000	Unifi, Inc. *	238,773	186,960
		295,752	221,130	3.56%

Real Estate Investment Trusts
14,000	First Union Real Estate & Mortgage Invesmtents *	40,006	43,540
30	USA Real Estate Investors Trust	14,490	14,250
		54,496	57,790	0.93%

Total for Common Stocks		$ 2,996,261	$ 3,225,316	51.95%

Auction Market Preferreds
4	AIM Select Real Estate, Inc. Fund Pfd - F7	100,000	100,000
4	Advent Claymore Convert Fund Pfd - M7	100,000	100,000
4	Pioneer High Income Trust Pfd - M7	100,000	100,000
4	Western Asset Premier Bond Fund Pfd - M7	100,000	100,000
		400,000	400,000	6.44%

Convertible Preferreds
14,800	Ameritrans Capital Corp. Preferred	167,041	176,268
24,000	Aristotle Corp. Convertible Pfd - I	183,154	190,560
4,000	First Union Real Estate 8.4% Convertible Pfd - A	96,090	98,000
		446,285	464,828	7.49%

Cash and Equivalents **
166,778	First Amer Govt Obligation Fund 0.60%	166,778	166,778
500,000	US Bank Repo 9/20/2004 1.70% 1/3/2005	500,000	500,000
500,000	US Bank Repo 8/20/2004 1.15% 10/1/2004	500,000	500,000
500,000	US Bank Repo 9/10/2004 1.15% 12/1/2004	500,000	500,000
500,000	US Bank Repo 6/21/2004 1.25% 7/21/2004	500,000	500,000
		2,166,778	2,166,778	34.90%

Total Investments		$ 6,009,324	$ 6,256,922	100.78%

	Liabilities in excess of other Assets		(48,545)	-0.78%

	Net Assets		$ 6,208,377	100.00%

NOTES TO FINANCIAL STATEMENTS
PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,009,324 amounted to $247,598, which consisted of aggregate gross unrealized appreciation of
$413,167and aggregate gross unrealized depreciation of $165,569.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.